PREFERRED STOCK. (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Preferred undesignated shares authorized	6,734,835
Preferred shares authorized	10,000,000	10,000,000		10,000
Preferred stock dividends accrued and paid	$ 1,265	$ 1,265	$ 1,269
Series A Preferred Stock [Member]
Preferred shares authorized	1,684,375	1,684,375		1,684
Preferred shares outstanding
Cumulative dividends payable in cash	5.00%
Series B Preferred Stock [Member]
Preferred shares authorized	1,580,790	1,580,790		1,581
Preferred shares outstanding	926,942	926,942		927
Preferred stock convertible into common shares, common shares	634,641
Cumulative dividends payable in cash	7.00%
Liquidation preference stock holder	$ 19.50